Summary of Revenue by Region (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 3,262,250	$ 1,068,197	$ 6,641,333	$ 2,147,669	$ 4,527,879	$ 4,561,300
Customer [Member] | Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%	100.00%
Americas [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 2,525,013	$ 587,712	$ 5,137,057	$ 1,170,539	2,564,074	2,677,050
Americas [Member] | Customer [Member] | Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	77.00%	55.00%	77.00%	55.00%
EMEA [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 555,651	$ 360,666	$ 1,112,122	$ 746,916	1,492,561	1,511,886
EMEA [Member] | Customer [Member] | Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	17.00%	34.00%	17.00%	34.00%
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 181,586	$ 119,819	$ 392,154	$ 230,214	$ 471,244	$ 372,364
Asia Pacific [Member] | Customer [Member] | Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	6.00%	11.00%	6.00%	11.00%